Investment in Joint Venture	12 Months Ended
Dec. 31, 2024
Investment in Joint Venture [Abstarct]
Investment in joint venture
11	Investment in joint venture

The carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the joint venture since the acquisition date. Goodwill relating to the joint venture is included in the carrying amount of the investment and is not evaluated for impairment separately.

The financial statements of the joint venture are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

The details of the Company’s joint venture are shown below:

			Participation in investments - %
			2024	2023	2022
Investment type	Company	Country	Direct participation
Joint venture	Bellamar Empreendimento e Participação S.A.	Brazil	50.00	50.00	50.00

Bellamar is a company that owns 35.76% of the share capital of FIC (Finance branch of Banco Itaú), therefore the Company indirectly holds a 17.88% stake in FIC. The purpose of FIC is to carry out all operations permitted, in the legal and regulated provisions, to credit, financing and investment companies, the issuance and management of credit cards, own or third-party, as well as the performance and performance of functions of correspondents in the country. FIC’s operations are conducted by Itaú Unibanco Holding S.A.

The investment is recognized as a joint venture and is recorded under the equity method, in accordance with accounting standard IAS 28 – Investments in associates and joint ventures, is initially recognized at cost. The carrying amount of the investment is adjusted for purposes of recognizing the variations in the Company’s share in the shareholders’ equity of joint venture after the acquisition date.

After the equity method is applied, the Company determines if it is necessary to recognize an additional impairment loss of recuperable on the investment in its joint venture. The Company will determine, on each annual closing date of balance sheet, if there is objective evidence that the investment in the joint venture is impaired. If so, the Company calculates the amount of the impairment loss as the difference between the joint venture’s recoverable amount and carrying amount and recognizes the loss in the statement of operations.

Due to the asset within indefinite useful life is recognized as part of the investments balance, after the equity method is applied the Company determines if it is necessary to recognize impairment of the investment in its Joint Venture. The Company calculates the impairment amount as the difference between the joint venture’s recoverable amount and it carrying amount and, if necessary, recognizes the impairment in the statement of operations. As of December 31, 2024, the Company conducted an impairment test of the investment using the value-in-use methodology based on the approach of projected dividends flow discounted to present value, adopting the following assumptions:

●	Capital Asset Pricing Model (CAPM) of 13.5% (13.0% as of December 31, 2023).

●	FIC’s business plan for the five-year period, with a 5.5% increase in Net Revenue and adoption of a perpetuity rate of 3.8%.

Additionally, given the exclusivity clause in the Association Agreement with FIC’s shareholder, Itaú Unibanco Holding S.A., which is set to expire in 2029 and may or may not be renewed by the parties, the Company’s Management conducted a sensitivity analysis on the estimated recoverable amount, considering different scenarios and rates that Management considered reasonable for the expiration of the clause.

Based on the results of the tests, no provision for impairment of the asset was deemed necessary as of December 31, 2024.

Financial information of joint venture

	As of December 31,
	2024	2023
Current assets	1	1
Non-current assets	461	581
Shareholders’ equity	462	582
Net income for the year	128	102

Breakdown

Amount
As of December 31, 2021	789
Share of profit of associates	44
As of December 31, 2022	833

Share of profit of associates	51
Dividends received	(20)
As of December 31, 2023	864

Share of profit of associates	64
Dividends received	(124)
As of December 31, 2024	804